SCHEDULE OF POTENTIAL DILUTIVE SHARES (Details) (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Share price	$ 12.00	$ 12.00